Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VALLEY FORGE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2025
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that Baillie Gifford Overseas Limited, the Fund’s advisor (Baillie Gifford) determines contribute towards a more sustainable and inclusive world. The Fund seeks to meet its investment objective by investing in a global portfolio of stocks of companies located in a number of countries throughout the world, including in developed, emerging, and frontier markets. The Fund invests in common and preferred stocks directly, such as through trading on local stock markets around the world, and indirectly, such as through depositary receipts. The Fund is not constrained with respect to market capitalization or industry allocation. The portfolio managers employ a bottom-up approach to stock selection and select companies without being constrained by any benchmark or securities index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage (or attributes that give a company a favorable business position relative to its competitors), management, financial strength and valuation. In parallel, the portfolio managers assess potential holdings’ contributions to sustainability and inclusiveness, focusing on the ability of companies to deliver positive change in areas including: (1) Social Inclusion and Education, focusing on a more inclusive society and access to and quality of education; (2) Healthcare and Quality of Life, focusing on improving healthcare that affects quality of life; (3) Environment and Resource Needs, focusing on environmental impacts that affect basic resources; and (4) Base of the Pyramid, focusing on addressing the needs of the poorest populations. The portfolio managers assess positive change across these four categories by considering the company’s intent, how its products and services contribute to solving a global challenge, and the company’s business practices. To measure and report on impact, the portfolio managers monitor the progress of each issuer using metrics and/or milestones specific to each company and selected by Baillie Gifford. The portfolio managers pursue an active, positive approach; investment decisions are generally not made on the basis of negative “screening” of companies viewed as socially irresponsible. The intended outcome is a portfolio of between 25 and 50 growth companies with the potential to outperform the Fund’s benchmark over the long term and which the portfolio managers consider to have core ambitions of delivering a positive change. The process can result in significant exposure to a single country or a small number of countries. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has adopted the performance of the Baillie Gifford Positive Change Equities Fund (the predecessor fund), the performance predecessor to the Fund, as a result of a reorganization of the predecessor fund into the Fund on July 18, 2022 (the Reorganization). The predecessor fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows how the performance of the Investor shares of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor shares of the Fund compare with those of a relevant market index. Keep in mind that the Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not indicate how the Fund will perform in the future.The returns shown for periods through July 18, 2022, are those of the predecessor fund’s Institutional Class shares. The Institutional Class and Class K shares of the predecessor fund were reorganized into the Investor shares of the Fund on July 18, 2022. Returns of the Fund’s Investor shares will be different than returns of the predecessor fund’s Institutional Class or Class K shares, as they have different expenses. Updated performance information is available on our website at vanguard.com/performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has adopted the performance of the Baillie Gifford Positive Change Equities Fund (the predecessor fund), the performance predecessor to the Fund, as a result of a reorganization of the predecessor fund into the Fund on July 18, 2022 (the Reorganization). The predecessor fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows how the performance of the Investor shares of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor shares of the Fund compare with those of a relevant market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Baillie Gifford Global Positive Impact Stock Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Investment style risk, which is the chance that returns from the types of growth stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap growth stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.The long-term investment approach of the Fund may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Nondiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Asset Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Impact Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Impact risk, which is the risk that the Fund may not be successful in assessing and identifying companies that have or will have a positive impact or support a given position. In some circumstances, companies could ultimately have a negative impact, or no impact, on addressing a global challenge, or on environmental, social and/or governance matters.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Country Regional Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest its assets in securities of companies located in emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that country or region. Country/regional risk is especially high in emerging and frontier markets.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Emerging and Frontier Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Emerging and frontier markets risk, which is the chance that the stocks of companies located in emerging and frontier markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging and frontier markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | ESG Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• ESG investing risks. The Fund is subject to ESG investing risks. The Fund’s advisor selects securities for the Fund based on the ESG criteria disclosed in the Fund’s principal investment strategies. Using ESG criteria could result in the Fund investing in securities that trail the returns of other funds that use ESG criteria or in the Fund underperforming the market as a whole. Interpretations of what it means for a company or issuer to exhibit ESG characteristics can – and do – vary significantly across individuals, index providers, advisors, and other funds that use ESG criteria. As a result, the Fund’s disclosed ESG criteria, or the advisor’s assessment of whether or not a company or issuer meets the Fund’s disclosed ESG criteria, may not align with your personal view of what it means for a company or issuer to exhibit ESG characteristics. Further, individual securities held by the Fund may not reflect your personal preferences, beliefs, expectations, and/or values. In order to assess a company or issuer against the Fund’s disclosed ESG criteria, the advisor depends on the availability of data obtained through voluntary or third-party reporting. There can be no assurance that this data will be accurate, complete, or current, which could result in an inaccurate assessment of a company or issuer.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	rr_MaximumAccountFee	$ 25
Management Fees	rr_ManagementFeesOverAssets	0.55%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
2018	rr_AnnualReturn2018	(0.59%)
2019	rr_AnnualReturn2019	30.49%
2020	rr_AnnualReturn2020	88.28%
2021	rr_AnnualReturn2021	9.15%
Annual Return 2022	rr_AnnualReturn2022	(30.25%)
2023	rr_AnnualReturn2023	15.26%
2024	rr_AnnualReturn2024	2.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.74%)
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Return After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Retail | Vanguard Baillie Gifford Global Positive Impact Stock Fund | MSCI ACWI Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.06%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%